Cover	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity File Number	001-35192
Entity Registrant Name	PINGTAN MARINE ENTERPRISE LTD.
Entity Central Index Key	0001517130
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F
Entity Address, Address Line Two	Zhongshan Building A
Entity Address, Address Line Three	No. 154 Hudong Road
Entity Address, City or Town	Fuzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
City Area Code	86 (591)
Local Phone Number	8727-1753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	PME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable